Summary of Significant Accounting Policies - Schedule of Useful Lives of Property and Equipment (Details)	Dec. 31, 2023
Lab equipment [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Property and equipment	7 years
Furniture and fixtures [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Property and equipment	7 years
Computers [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Property and equipment	5 years